GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Dec. 31, 2023
Geographic And Significant Customer Information
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

 NOTE 11 - GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION

The Company has identified one reportable and operating segment. The results of operations provided to and analyzed by the CODM are at the consolidated level and accordingly, key resources and assessments of performance are performed at the consolidated level. We continue to evaluate our internal reporting structure and the potential impact of any changes on our segment reporting.

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,

	2023	2022	2021
	USD in thousands
Israel	250	220	-
Japan	172	150	-
USA	40	165	120
Other (*)	35	15	-
	497	550	120

(*)	No country represented is greater than 10% of the revenues as of the years presented, other than the countries presented above.

The following table is a summary of distribution of revenues by main customers:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Customer A	250	220	-
Customer B	70	-	-
Customer C	(*)	90	-
Customer D	-	70	-
Customer E	-	-	120

(*)	Lower than 10%.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)